Changes in Accounting Standards	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Changes in Accounting Standards

4. CHANGES IN ACCOUNTING STANDARDS
New and amended IFRS standards that are effective for the current year
Financial Instruments
On January 1, 2018, the Company adopted, retrospectively without restatement, IFRS 9 - Financial Instruments ("IFRS 9") which replaced IAS 39 - Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 provides a revised model for recognition and measurement of financial instruments with a single, forward-looking 'expected loss' impairment model and significant changes to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018. There was no impact from IFRS 9 on the Company's classification and measurement of financial assets and liabilities except for equity securities as described below.
Under IFRS 9, subsequent to initial recognition, financial assets are classified and measured at either: amortized cost, FVTOCI or at FVTPL. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets.
IFRS 9 introduced a single expected credit loss impairment model for financial assets measured at amortized cost and for debt instruments at FVTOCI, which is based on changes in credit quality since initial recognition. The adoption of the expected credit loss impairment model did not have a significant impact on the Company’s financial statements.
IFRS 9 changed the requirements for hedge effectiveness and consequently for the application of hedge accounting which did not impact the Company. As the Company does not apply hedge accounting, either under IAS 39 or IFRS 9, the adoption of IFRS 9 with regards to hedge accounting did not impact the Company or its accounting policies.
The Company has not restated comparative 2017 information for financial instruments in the scope of IFRS 9. Therefore, the comparative 2017 information is reported under IAS 39 and is not comparable to the information presented for 2018. Differences arising from the adoption of IFRS 9 have been recognized directly in retained earnings as of January 1, 2018. The adoption of IFRS 9 did not result in a change in carrying value of any of our financial instruments on the transition date. The main area of change was the accounting for equity securities previously classified as available for sale.
In accordance with IFRS 9 guidance, investments in equity securities that are neither subsidiaries nor associates (“equity securities”) are categorized as FVTPL unless they are designated as FVTOCI. Further, investments in equity securities, previously classified as available for sale, are now classified at FVTPL. As of January 1, 2018 equity securities are measured at FVTPL, prior to this and under IAS 39 these assets were initially recorded at fair value with subsequent measurements recorded at FVTOCI. The Company continued to designate its short term investments other than equity securities as financial assets at FVTOCI. This change in measurement classification resulted in an adjustment to opening retained earnings on January 1, 2018 for the historical unrealized gains and losses on the Company’s existing equity securities investments. The adjustment was $1.6 million with a corresponding adjustment to accumulated other comprehensive income.
The Company's financial instrument policy in accordance with IFRS 9 is disclosed in Note 3(g).
Revenue Recognition
The Company adopted IFRS 15 which replaced IAS 11 - Construction Contracts; IAS 18 - Revenue, and other revenue interpretations.
IFRS 15 requires either a full retrospective application, whereby comparative information is restated in accordance with IFRS 15, or a modified retrospective application, whereby the cumulative impact of adoption is recognized in opening retained earnings, as of January 1, 2018, and comparative period balances are not restated. The Company elected to apply the modified retrospective approach, though the new standard had no cumulative impact as at January 1, 2018.
IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer, and introduces a revenue recognition model under which an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This new framework did not result in a change in the way the Company recognizes or measures revenue but additional disclosures have been presented in Note 3(f) as a result of adopting IFRS 15. Further, the standard introduces the concept of performance obligations that are defined as ‘distinct’ promised goods or services, and requires entities to apportion revenue earned to the distinct performance obligations on a relative stand-alone selling price basis.  The Company may from time to time enter into concentrate contracts where the Company is responsible for shipping and insurance costs necessary to bring the goods to a named destination after the date on which control of the goods is transferred to the customer.  Accordingly, under IFRS 15, a portion of the revenue earned under such contracts, representing the obligation to fulfill the shipping and insurance services, will be deferred and recognized over the time the obligations are fulfilled.  There were no such contracts in 2017, nor in 2018.
The Company's revenue recognition policy in accordance with IFRS 15 is disclosed in Note 3(f).
Other Narrow Scope Amendments
The Company has adopted IFRIC interpretation 22 - Foreign Currency Transactions and Advanced Consideration, and narrow scope amendments to IFRS 2 - Share-based Payment, which did not have a material impact on the Company’s consolidated financial statements.
New and amended IFRS standards not yet effective
The Company has not early adopted any amendment, standard or interpretation that has been issued by the IASB but is not yet effective.
Leases
In January 2016, the IASB issued IFRS 16 which replaces IAS 17 - Leases and its associated interpretative guidance, including IFRIC 4 and SIC 15. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a non-lease component on the basis of whether the customer controls the specific asset. For those contracts that are or contain a lease, IFRS 16 introduces significant changes for lessees to the accounting for contracts that are or contain a lease, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases less than 12 months in duration or leases of low value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted for entities that apply IFRS 15.
The Company plans to apply IFRS 16 at the date it becomes effective and has selected the modified retrospective transition approach, which does not require restatement of comparative periods; instead, the cumulative impact of applying IFRS 16 will be accounted for as an adjustment to equity at the start of the accounting period in which it is first applied. The Company does not intend to bring short-term leases (contracts with terms that end within 12 months of the mandatory transition date) or low value leases on balance sheet. Costs for these items will continue to be expensed directly to the Consolidated Income Statements.
The Company is close to finalizing its implementation project. It is expected that the Company will record a material balance of lease assets and associated lease liabilities on the Consolidated Statements of Financial Position at January 1, 2019. IFRS 16 will further result in increased depreciation and amortization on these lease assets and increased interest on these additional lease liabilities. These lease payments will be recorded as financing outflows in the Consolidated Statements of Cash Flows.
Uncertainty Over Income Tax Treatments
IFRIC 23, Uncertainty over Income Tax Treatments ("IFRIC 23") provides guidance regarding the application of the IAS 12 Income Taxes recognition and measurement requirements where there is uncertainty surrounding income tax treatment of a tax position. To apply IFRIC 23, the Company must determine whether it is probable that the relevant tax authorities will accept an uncertain tax treatment used, or proposed to be used, in its income tax filings. If it determined that the tax authorities will accept the tax treatment, the Company should account for the impact consistent with that tax treatment. If it is determined that the tax authorities are not likely to accept the tax treatment, the Company should account for the impact of the uncertainty in the period in which this determination is made.  IFRIC 23 is effective for annual periods beginning on or after January 1, 2019 and can be applied with either full retrospective application or modified retrospective application without restatement of comparatives retrospectively or prospectively. The Company does not expect the application of IFRIC 23 will have a significant impact on the Company’s consolidated financial statements.
Annual Improvements 2015-2017 Cycle
In December 2017, the IASB issued the Annual Improvements 2015-2017 cycle, containing amendments to IFRS 3 - Business Combinations ("IFRS 3"), IFRS 11 - Joint Arrangements, IAS 12 - Income Taxes and IAS 23 - Borrowing Costs. These amendments are effective for annual periods beginning on or after January 1, 2019 and are not expected to have a significant impact on the Company's consolidated financial statements.